Maintenance rights and lease premium, net - Schedule of Estimated Future Amortization Expense for Lease Premium Assets (Details) - Lease premium $ in Thousands	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
2025	$ 117,746
2026	103,746
2027	87,586
2028	73,023
2029	37,191
Thereafter	40,959
Estimated future amortization expense	$ 460,251